AIM ETF Products Trust
(the “Trust”)
and the Trust’s series
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
AllianzIM U.S. Large Cap Floor10 Jan ETF
AllianzIM U.S. Large Cap Floor10 Apr ETF
AllianzIM U.S. Large Cap Floor10 Jul ETF
AllianzIM U.S. Large Cap Floor10 Oct ETF
(each a “Fund” and collectively the “Funds”)

Supplement to the Funds’ Statement of Additional Information (“SAI”)
September 14, 2021

The anticipated launch dates of the Funds are as follows:

Fund	Anticipated Launch Date
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)	October 1, 2021
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Ticker: SIXJ)	January 3, 2022
AllianzIM U.S. Large Cap Floor10 Jan ETF (Ticker: FLRJ)	January 3, 2022
AllianzIM U.S. Large Cap Floor10 Apr ETF (Ticker: FLRA)	April 1, 2022
AllianzIM U.S. Large Cap Floor10 Jul ETF (Ticker: FLRL)	July 1, 2022
AllianzIM U.S. Large Cap Floor10 Oct ETF (Ticker: FLRO)	October 3, 2022

Accordingly, each Fund will not be available for purchase by investors until the corresponding launch date.

This supplement updates certain information contained in the Funds’ SAI and should be attached to the SAI and retained for future reference.